Long-Term Debt, net (Tables)	12 Months Ended
Dec. 31, 2025
Long-Term Debt, net
Schedule of long-term debt, net

Long-term debt consisted of the following (in thousands of US$):

	Balance as of	Balance as of
Credit Facility	December 31, 2025	December 31, 2024
BNP Paribas/Credit Agricole $130 mil. Facility	$—	$86,200
Alpha Bank $55.25 mil. Facility	—	40,250
Syndicated $450.0 mil. Facility	335,210	355,330
Citibank $382.5 mil. Revolving Credit Facility	—	—
Syndicated $850.0 mil. Facility	—	—
JOLCO Phoebe Facility	79,806	—
JOLCO Greenhouse Facility	—	—
Senior unsecured notes	762,766	262,766
Total long-term debt	$1,177,782	$744,546
Less: Deferred finance costs (long term portion)	(17,032)	(9,763)
Less: Unamortized debt discount	(3,226)	—
Less: Current portion, gross of deferred finance costs	(285,448)	(35,220)
Total long-term debt net of current portion and long term portion of deferred finance costs	$872,076	$699,563

Schedule of debt maturities of long-term debt

The scheduled debt maturities of long-term debt subsequent to December 31, 2025, are as follows (in thousands of US$):

Principal
Payments due by year ending:	repayments
December 31, 2026	$285,448
December 31, 2027	23,362
December 31, 2028	23,535
December 31, 2029	278,467
December 31, 2030	3,821
December 31, 2031 and thereafter	563,149
Total long-term debt	$1,177,782

Schedule of Interest and finance costs

The amounts of “Interest and finance costs” included in the Consolidated Income Statements are analyzed as follows in thousands of US$):

	Years ended December 31,
	2025	2024	2023
Interest on secured and unsecured credit facilities	$60,919	$45,350	$35,664
Less: Interest capitalized	(21,564)	(21,491)	(17,402)
Amortization of debt issuance costs & debt discount	3,487	2,326	2,201
Interest and finance costs	$42,842	$26,185	$20,463